Note 12 - Commitments and Contingencies - Future Minimum Annunal Lease Payments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments, Next Rolling 12 Months	$ 39,167	$ 146,280
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	143,288	144,027
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	86,554	86,554
Operating Leases, Future Minimum Payments Due	269,009	376,861
[custom:OperatingLeaseImputedInterest-0]	14,251	27,212
Operating Lease, Liability	$ 254,758	$ 349,649	$ 317,857